Consolidated Statement of Cash Flows (Parenthetical) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of cash flows [abstract]
Interest paid on lease liability	€ (800,000)	€ (1,200,000)	€ (800,000)
Cash and cash equivalents	168,271,000	126,080,000	289,400,000
Restricted cash	€ 0	€ 0	€ 2,900,000